UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6506

Intermediate Muni Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

INTERMEDIATE MUNI FUND, INC.

FORM N-Q

SEPTEMBER 30, 2004

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Alaska - 0.9%
$1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.000% due 5/1/23 (b)	$1,045,430
500,000	AAA	Anchorage, AK GO, Refunding, FGIC-Insured, 6.000% due 10/1/14	595,765

			1,641,195

Alabama - 3.0%
3,000,000	AAA	Alabama State Public School & College Authority Revenue, 5.125% due 11/1/15 (c)	3,233,220
334,127	AAA	Birmingham, AL Medical Clinic Board Revenue, Baptist Medical Centers, 8.300% due 7/1/08 (d)	377,737
1,000,000	NR	Rainbow City, AL Special Health Care Facilities Financing Authority, (Regency Pointe Inc.), Series B, 7.250% due 1/1/06	905,940
1,000,000	AAA	Saraland, AL GO, MBIA-Insured, 5.250% due 1/1/15	1,098,830

			5,615,727

Arkansas - 1.4%
1,500,000	BBB-	Arkansas State Development Finance Authority, Hospital Revenue, Washington Regional Medical Center, 7.000% due 2/1/15	1,655,460
1,000,000	BB+	Warren, AR Solid Waste Disposal Revenue, (Potlatch Corp. Project), 7.000% due 4/1/12 (b)	1,047,340

			2,702,800

Arizona - 1.2%
1,000,000	A2	Arizona Educational Loan Marketing Corp., Educational Loan Revenue, Sub-Series 6.625% due 9/1/05 (b)	1,005,470
		Maricopa County, AZ Hospital Revenue:
180,000	AAA	Samaritan Health Service, 7.625% due 1/1/08 (d)	193,612
794,000	AAA	St. Luke’s Hospital Medical Center Project, 8.750% due 2/1/10 (d)	930,235
145,000	AAA	Pima County, AZ IDA, Single-Family Mortgage Revenue, Series A, GNMA/FNMA/FHLMC-Collateralized, 7.100% due 11/1/29 (b)	152,454

			2,281,771

California - 5.4%
1,500,000	NR	Barona Band of Mission Indians, CA, 8.250% due 1/1/20	1,611,315
3,000,000	AA-	California State Economic Recovery, Series A 5.000% due 7/1/17 (c)	3,199,230
795,000	NR	California Statewide COP, Community Development Authority Revenue Refunding, Hospital Triad Healthcare, 6.250% due 8/1/06 (d)	837,803
15,000	NR	Loma Linda, CA Community Hospital Corporation Revenue, 8.000% due 12/1/08 (d)	18,131
1,200,000	NR	Los Angeles, CA COP, Hollywood Presbyterian Medical Center, 9.625% due 7/1/13 (c)(d)	1,560,792

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
California - 5.4% (continued)
$500,000	NR	Los Angeles, CA School District, MBIA-Insured, 9.058% due 7/1/18	$623,240
1,450,000	AAA	Morgan Hill, CA School District, FGIC-Insured, 5.750% due 8/1/17	1,663,643
395,000	AAA	San Francisco, CA Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (d)	488,196
130,000	AAA	San Leandro, CA Hospital Revenue, Vesper Memorial Hospital, AMBAC-Insured, 11.500% due 5/1/11 (d)	171,129

			10,173,479

Colorado - 4.2%
1,860,000	Aaa*	Broomfield, CO COP, Open Space Park & Recreational Facilities, AMBAC-Insured, 5.500% due 12/1/20 (c)	2,053,477
		Colorado Educational and Cultural Facilities Authority Revenue, Charter School:
1,000,000	Baa3*	Community Education Center, (Bromley East Project A), 7.000% due 9/15/20	1,037,130
500,000	Baa2*	University Lab School Project, (call 6/1/11 @ 100) 6.125% due 6/1/21 (h)	590,305
1,350,000	AAA	University Lab School Project, 5.25% due 6/1/24	1,443,785
710,000	BBB	Denver, CO Health & Hospital Authority Healthcare Revenue, Series A, 6.250% due 12/1/16	744,506
1,765,000	AAA	Pueblo, CO Bridge Waterworks, Water Revenue Improvement, Series A, FSA-Insured 6.000% due 11/1/14	2,046,270

			7,915,473

Connecticut - 3.3%
2,000,000	AA	Connecticut State Health & Educational Facilities Authority Revenue, Bristol Hospital, Series B, 5.500% due 7/1/21 (c)	2,205,540
1,855,000	A	Connecticut State Special Obligation, Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (b) (c)	2,062,296
1,500,000	AAA	Connecticut State Special Tax Obligation Revenue, FSA-Insured, FLAIRS, 9.576% due 10/1/09 (e)	1,861,860

			6,129,696

District of Columbia - 0.6%
1,260,000	BBB	District of Columbia, Tobacco Settlement Financing Corp., 6.250% due 5/15/24	1,211,767

Florida - 4.6%
2,505,000	AAA	Hillsborough County Florida, Aviation Authority Revenue, Tampa International Airport, Series C, 5.000% due 10/1/17 (c)	2,712,237
215,000	AAA	Lee County, FL Southwest Florida Regional Airport Revenue, MBIA-Insured, 8.625% due 10/1/09 (d)	248,207

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Florida - 4.6% (continued)
$1,625,000	NR	Lee Memorial Health System Board of Directors, FL Hospital Revenue, FSA-Insured FLAIRS, 10.238% due 4/1/10 (c)(e)	$2,089,263
		Orange County, FL Health Facilities Authority Revenue:
		Adventist Health Care:
1,500,000	A	6.250% due 11/15/24	1,647,795
545,000	AAA	Southern Adventist Hospital Project, 8.750% due 10/1/09 (d)	630,500
785,000	NR	First Mortgage, Health Care Facilities, 8.750 due 7/1/11	787,575
595,000	NR	Sanford, FL Airport Authority IDR, (Central Florida Terminals Inc. Project A), 7.500% due 5/1/06 (b)	475,084

			8,590,661

Georgia - 5.5%
1,000,000	Aaa*	Athens, GA Housing Authority, Student Housing Lease Revenue, (University of Georgia - East Campus Project), AMBAC-Insured, 5.250% due 12/1/23	1,073,250
2,120,000	AAA	Atlanta, GA Metropolitan Rapid Transit Authority, Sales Tax Revenue, Series E, 7.000% due 7/1/11 (c)(d)	2,541,647
650,000	A-	Chatham County, GA Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.000% due 1/1/17	707,740
2,895,000	AAA	Fulton County, GA Development Authority Revenue, Georgia Tech Athletic Association 5.50% due 10/1/17 (c)	3,273,521
1,000,000	AAA	Gainesville, GA Water & Sewer Revenue, FSA-Insured, 5.375% due 11/15/20	1,093,390
500,000	A	Georgia Municipal Electric Authority, Power System Revenue, Series X, 6.500% due 1/1/12	578,575
1,000,000	AAA	Griffin, GA Combined Public Utility Revenue, AMBAC-Insured, 5.000% due 1/1/21	1,065,100

			10,333,223

Hawaii - 1.1%
2,000,000	BBB+	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kapiolani Health Care System, 6.400% due 7/1/13	2,042,340

Illinois - 5.5%
535,000	C*	Bourbonnais, IL IDR Refunding, (Kmart Corp. Project), 6.600% due 10/1/06 (f)	107,000
1,500,000	AAA	Chicago, IL O’Hare International Airport Revenue, Lien A-2, 5.750% due 1/1/19 (b)	1,670,340
1,125,000	AAA	Glendale Heights Illinois Hospital Revenue, (Glendale Heights Project), Series B, 7.10% due 12/1/15 (d)	1,371,803

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Illinois - 5.5% (continued)
$1,000,000	AA	Harvey, IL GO, Refunding, 6.700% due 2/1/09 (c)	$1,023,920
500,000	BBB	Illinois Development Finance Authority Revenue, (Chicago Charter School Foundation Project A), 5.250% due 12/1/12	522,900
745,000	A	Illinois Development Finance Authority Revenue, East St. Louis, 6.875% due 11/15/05	763,573
		Illinois Health Facilities Authority Revenue:
530,000	AAA	Methodist Medical Center Project, 9.000% due 10/1/10 (d)	624,425
515,000	AAA	Ravenswood Hospital Medical Center Project, 7.250% due 8/1/06 (d)	549,175
1,300,000	BBB	Illinois Health Facilities Authority Revenue Refunding, Friendship Village of Schaumburg, 6.650% due 12/1/06	1,302,691
1,310,000	AAA	Kane County, IL GO, FGIC-Insured, 5.500% due 1/1/14	1,501,863
		Mount Vernon, IL Elderly Housing Corp., First Lien Revenue:
215,000	Ba3*	7.875% due 4/1/05	215,679
235,000	Ba3*	7.875% due 4/1/06	235,437
250,000	Ba3*	7.875% due 4/1/07	250,755
270,000	Ba3*	7.875% due 4/1/08	270,756

			10,410,317

Indiana - 2.0%
800,000	AAA	Ball State, University of Indiana, University Revenue, Series K, FGIC-Insured, 5.750% due 7/1/20	900,560
		De Kalb County, IN Industrial Redevelopment Authority Revenue, (Mini-Mill Local Public Improvement Project) Series A:
1,000,000	A-	6.250% due 1/15/08	1,029,280
1,350,000	A-	6.250% due 1/15/09	1,391,229
330,000	AAA	Madison County, IN Industrial Hospital Authority Facilities Revenue, (Community Hospital of Anderson Project), 9.250% due 1/1/10 (d)	389,529

			3,710,598

Iowa - 0.6%
1,000,000	A1*	Iowa Finance Authority Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	1,081,260

Kansas - 0.6%
1,000,000	BBB	Burlington, KS Environmental Improvement Revenue, (Kansas City Power & Light Project), 4.750% due 9/1/15	1,045,880

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Louisiana - 1.4%
$650,000	AAA	Calcasieu Parish, LA Memorial Hospital Service District Hospital Revenue, (Lake Charles Memorial Hospital Project), Series A, CONNIE LEE-Insured, 7.500% due 12/1/05	$689,299
150,000	AAA	Louisiana Public Facilities Authority Hospital Revenue Refunding, (Southern Baptist Hospital Inc. Project), 8.000% due 5/15/12 (d)	179,186
1,690,000	AAA	Monroe, LA Sales & Use Tax Revenue, FGIC-Insured, 5.625% due 7/1/25	1,859,101

			2,727,586

Maryland - 1.8%
1,000,000	AAA	Maryland State Health & Higher Education Facilities Authority Revenue Refunding, (Mercy Medical Center Project), FSA-Insured, 6.500% due 7/1/13	1,186,980
2,000,000	AAA	Montgomery County, MD GO, Refunding, 5.250% due 10/1/14 (c)	2,242,920

			3,429,900

Massachusetts - 6.9%
1,045,000	AAA	Boston, MA Water & Sewer Community Revenue, (Escrowed to maturity with state and local government securities), 10.875% due 1/1/09	1,246,611
1,130,000	Aaa*	Lancaster, MA GO, AMBAC-Insured, 5.375% due 4/15/17	1,255,633
		Massachusetts State Development Finance Agency Revenue:
370,000	AAA	Series A, GNMA-Collateralized, 6.700% due 10/20/21	425,796
500,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/20	527,195
1,500,000	AAA	Massachusetts State GO, MBIA-Insured, FLAIRS, 9.285% due 5/1/09 (e)	1,937,640
		Massachusetts State Health & Educational Facilities Authority Revenue:
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12 (c)	2,231,120
835,000	BBB	6.750% due 7/1/16	927,192
1,000,000	BBB-	Milford-Whitinsville Regional Hospital, Series D, 6.500% due 7/15/23	1,055,960
1,000,000	BBB	Winchester Hospital, Series E, (call 7/1/10 @ 101) 6.750% due 7/1/30 (h)	1,193,720
340,000	AA	Massachusetts State Housing Finance Agency, Single-Family Housing Revenue, Series 38, 7.200% due 12/1/26 (b)	347,487
1,190,000	AAA	Massachusetts State Industrial Finance Agency, Assisted Living Facility Revenue, (Arbors at Amherst Project), GNMA-Collateralized, 5.750% due 6/20/17 (b)	1,305,954
500,000	A3*	New England Education Loan Marketing Corp., MA Student Loan Revenue, Sub-Issue H, 6.900% due 11/1/09 (b)	567,180

			13,021,488

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Michigan - 2.2%
$1,000,000	AAA	Jenison, MI Public Schools, FGIC-Insured, 5.500% due 5/1/20	$1,106,760
1,000,000	Aaa*	Memphis, MI GO, FGIC-Insured, 5.150% due 5/1/19	1,053,140
1,000,000	A	Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.500% due 11/1/18	1,066,490
1,000,000	AAA	Monroe County, MI PCR, (Detroit Edison Co. Project), Series A, AMBAC-Insured, 6.350% due 12/1/04 (b)	1,006,760

			4,233,150

Missouri - 0.3%
405,000	NR	Lees Summit, MO IDA, Health Facilities Revenue, (John Knox Village Project), 5.750% due 8/15/11	443,070
80,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (b)	82,018
25,000	AAA	St. Louis County, MO Single-Family Mortgage Revenue, MBIA-Insured, 6.750% due 4/1/10	26,030

			551,118

Nebraska - 1.6%
		NebHELP Inc. Revenue, NE, MBIA-Insured:
1,000,000	Aaa*	Jr. Sub-Series A-6, 6.450% due 6/1/18 (b)	1,081,290
1,800,000	Aaa*	Sr. Sub-Series A-5A, 6.200% due 6/1/13 (b)	1,935,720

			3,017,010

Nevada - 0.7%
1,220,000	BBB+	Henderson, NV Health Care Facility Revenue, Catholic Healthcare West, Series A, 6.200% due 7/1/09	1,360,361

New Hampshire - 0.5%
915,000	A-	New Hampshire Health & Educational Facilities Authority Revenue, Covenant Healthcare System, 6.500% due 7/1/17	1,022,723

New Jersey - 0.1%
190,000	AAA	Ringwood Borough, NJ Sewer Authority Special Obligation, 9.875% due 7/1/13 (d)	247,391

New Mexico - 0.3%
630,000	NR	New Mexico Educational Assistance Foundation, Student Loan Revenue, First Sub-Series A-2, 5.950% due 11/1/07 (b)	653,335

New York - 2.5%
1,135,000	NR	New York City, NY IDA, Civic Facilities Revenue Refunding, (New York Community Hospital Brooklyn), 6.875% due 11/1/10	1,159,936
1,280,000	NR	Suffolk County, NY IDA, Civic Facility Revenue, (Eastern Long Island Hospital Association Project A), 7.750% due 1/1/22	1,312,589

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
New York - 2.5% (continued)
$2,000,000	AA-	Tobacco Settlement Financing Corp., NY, Series C-1, 5.500% due 6/1/14 (c)	$2,182,940

			4,655,465

North Carolina -1.7%
285,000	AAA	Charlotte, NC Mortgage Revenue Refunding, Double Oaks Apartments, Series A, FHA-Insured, 7.300% due 11/15/07	305,853
1,000,000	BBB	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series D, 6.450% due 1/1/14 (d)	1,122,310
1,475,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, 10.500% due 1/1/10	1,801,728

			3,229,891

Ohio - 8.0%
1,370,000	AAA	Cleveland, OH Waterworks Revenue, Series K, FGIC-Insured, (call 1/1/12 @ 100) 5.250% due 1/1/21 (h)	1,550,128
1,770,000	BBB	Cuyahoga County, OH Hospital Facility Revenue, (Canton Inc. Project), 6.750% due 1/1/10	1,958,222
1,855,000	Aaa*	Highland OH Local School District, FSA-Insured, 5.750% due 12/1/19 (c)	2,123,400
		Lake County, OH Hospital Improvement Revenue:
290,000	AAA	Lake County Memorial Hospital Project, 8.625% due 11/1/09 (d)	334,866
135,000	NR	Ridgecliff Hospital Project, 8.000% due 10/01/09 (d)	153,727
270,000	AAA	Lima, OH Hospital Revenue, St. Rita Hospital of Lima, 7.500% due 11/1/06 (d)	285,012
3,010,000	AA+	Ohio State GO, (Conservation Projects), Series A, 5.250% due 9/1/13 (c)	3,340,799
1,500,000	BB+	Ohio State Air Quality Development Authority Revenue, Pollution Control, (Cleveland Electric Illuminating Co. Project), 6.000% due 12/1/13	1,593,915
		Ohio State Water Development Authority Revenue:
2,670,000	AAA	9.375% due 12/1/10 (d)(g)	3,138,078
465,000	AAA	Safe Water, Series III, 9.000% due 12/1/10 (d)	525,161

			15,003,308

Oklahoma - 0.7%
55,000	AAA	Oklahoma State Industrial Authority Revenue, Oklahoma Health Care Corp., Series A, FGIC-Insured, (call 5/1/07 @ 100), 9.125% due 11/1/08 (h)	61,855
430,000	NR	Tulsa, OK Housing Assistance Corp., Multi-Family Revenue, 7.250% due 10/1/07 (b)	431,922
		Tulsa, OK Municipal Airport Revenue Refunding, American Airlines, Series B:
500,000	B-	6.000% due 6/1/35, mandatory tender 12/1/08 (b)	452,765
500,000	B-	5.650% due 12/1/35, mandatory tender 12/1/08 (b)	452,760

			1,399,302

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Oregon - 1.6%
$1,200,000	BBB	Klamath Falls, OR Intercommunity Hospital Authority Revenue, (Merle West Medical Center Project), 8.000% due 9/1/08 (d)	$1,343,172
1,500,000	NR	Wasco County, OR Solid Waste Disposal Revenue, (Waste Connections Inc. Project), 7.000% due 3/1/12 (b)	1,598,655

			2,941,827

Pennsylvania - 6.9%
970,000	AAA	Conneaut, PA School District, AMBAC-Insured, 9.500% due 5/1/12 (d)	1,201,500
1,855,000	AAA	Delaware River, Port Authority of Pennsylvania & New Jersey, FSA-Insured FLAIRS 9.775% due 1/1/10 (c)(e)	2,338,302
1,000,000	Aaa*	Harrisburg, PA Parking Authority, Parking Revenue, FSA-Insured, 5.500% due 5/15/20	1,105,140
1,365,000	AA	Northampton County, PA IDA Revenue, (Moravian Hall Square Project), 5.500% due 7/1/19	1,482,335
1,000,000	AAA	Pennsylvania State IDR, Economic Development Revenue, AMBAC-Insured, 5.500% due 7/1/21	1,107,690
		Philadelphia, PA Hospitals Authority Revenue,
125,000	AAA	Thomas Jefferson University Hospital, 7.000% due 7/1/08 (d)	137,728
535,000	Aaa*	United Hospital Inc. Project, (call 7/1/05 @ 100), 10.875% due 7/1/08 (h)	571,193
1,000,000	AAA	Philadelphia, PA School District, Series A, FSA-Insured, (call 2/1/12 @ 100) 5.50% due 2/1/23 (h)	1,145,520
2,000,000	AAA	Philadelphia, PA Water & Wastewater Revenue, Series B, FGIC-Insured, 5.250% due 11/1/14 (c)	2,245,720
1,350,000	AAA	Pittsburgh, PA School District, FSA-Insured, 5.375% due 9/1/16	1,557,657

			12,892,785

Puerto Rico - 0.9%
1,500,000	BBB+	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	1,602,765

Rhode Island - 0.6%
1,000,000	AA	Central Falls, RI GO, 5.875% due 5/15/15	1,129,690

South Carolina - 4.3%
135,000	AAA	Anderson County, SC Hospital Facilities Revenue, 7.125% due 8/1/07 (d)	146,830
1,445,000	AA-	Charleston, SC Waterworks & Sewer Revenue, 5.250% due 1/1/16	1,577,637
5,000,000	B-	Connector 2000 Association, SC Toll Road Revenue, Capital Appreciation, Series B, zero coupon due 1/1/15	1,745,000

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
South Carolina - 4.3% (continued)
		Greenville County, SC School District, Installment Purchase Revenue, (Building Equity Sooner for Tomorrow Project):
$2,000,000	AA-	5.875% due 12/1/19	$2,255,260
2,000,000	AA-	6.000% due 12/1/21	2,276,900

			8,001,627

South Dakota - 1.9%
2,400,000	Aa2*	Minnehaha County, SD GO, Limited Tax Certificates, 5.625% due 12/1/20 (c)	2,666,064
795,000	A	South Dakota Economic Development Finance Authority, Economic Development Revenue, APA Optics, Series A, 6.750% due 4/1/16 (b)	846,063

			3,512,127

Tennessee - 0.7%
600,000	AAA	Jackson, TN Water and Sewer Revenue, 7.200% due 7/1/12 (d)	700,752
490,000	A2*	McMinnville, TN Housing Authority Revenue Refunding, First Mortgage, Beersheba Heights, 6.000% due 10/1/09	521,997
145,000	AAA	Metropolitan Nashville, TN Airport Authority Tennessee Airport Revenue, MBIA-Insured, 7.500% due 7/1/05 (d)	151,342

			1,374,091

Texas - 9.2%
1,000,000	Baa1*	Bexar County, TX Housing Finance Corp., Multi-Family Housing Revenue Refunding, Nob Hill Apartments, Series A, 6.000% due 6/1/21	1,025,680
2,000,000	Aa3*	Brazos River, TX Harbor Navigation District, Brazoria County, PCR, (BASF Corp. Project), 6.750% due 2/1/10	2,342,660
		Dallas/Fort Worth, TX International Airport Facility, Improvement Corp.
		Revenue Refunding:
1,500,000	CCC	American Airlines Inc., Series C, 6.150% due 5/1/29, mandatory tender 11/1/07 (b)	1,357,140
1,000,000	AAA	Series B, FSA-Insured, 5.25% due 11/1/20 (b)	1,090,390
2,000,000	AAA	Dallas, TX Area Rapid Transit Sales Tax Revenue, Sr. Lien, AMBAC-Insured, 5.375% due 12/1/16 (c)	2,215,440
		El Paso County, TX Housing Finance Corp., Multi-Family Housing Revenue:
360,000	A3*	American Village Communities, Series A, 6.250% due 12/1/24	371,552
280,000	Baa3*	La Plaza Apartments, Sub-Series C, 8.000% due 7/1/30	286,166
1,000,000	AAA	El Paso, TX Water and Sewer Revenue Refunding and Improvement, Series A, FSA-Insured, 6.000% due 3/1/15	1,172,490
2,000,000	AA	Fort Worth, TX Water and Sewer Revenue, 5.625% due 2/15/17 (c) (d)	2,259,760

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Texas - 9.2% (continued)
$585,000	AAA	Grand Prairie, TX Housing Finance Corp., Multi-Family Housing Revenue, (Landings of Carrier Project A), GNMA-Collateralized, 6.650% due 9/20/22	$656,346
1,000,000	AAA	Harris County, TX Hospital District Revenue Refunding, MBIA-Insured: 6.000% due 2/15/15	1,142,770
1,175,000	A3*	Lubbock, TX Housing Finance Corp., Multi-Family Housing Revenue, (Las Colinas Quality Creek Apartments), 6.000% due 7/1/22	1,210,015
1,000,000	AAA	Southwest Higher Education Authority Inc., TX, (Southern Methodist University Project), AMBAC-Insured, 5.500% due 10/1/19	1,119,110
305,000	Aaa*	Tarrant County, TX Hospital Authority Revenue, Adventist Health System-Sunbelt 10.250% due 10/1/10 (d)	375,013
470,000	C*	Tarrant County, TX Housing Finance Corp. Revenue, Multi-Family Housing, Westridge, Sub-Series C, 8.500% due 6/1/31 (f)	70,430
325,000	AAA	Texas State Department of Housing and Community Affairs, Home Mortgage Revenue, RIBS, Series C-2, GMNA/FNMA/FHLMC-Collateralized, 11.822% due 7/2/24 (b) (e)	331,962
255,000	NR	Tom Green County, TX Hospital Authority, 7.875% due 2/1/06 (d)	266,990

			17,293,914

Utah - 0.9%
		Spanish Fork City, UT Water Revenue, FSA-Insured:
350,000	Aaa*	Call 6/1/12 @ 100 5.500% due 6/1/16 (h)	404,260
1,135,000	Aaa*	Unrefunded, 5.500% due 6/1/16	1,274,083

			1,678,343

Virginia - 1.3%
4,595,000	BB	Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation, Series B, zero coupon due 8/15/19	1,558,394
1,000,000	B2*	Rockbridge County, VA IDA Revenue, Virginia Horse Center, Series C, 6.850% due 7/15/21	945,650

			2,504,044

Washington - 1.9%
1,250,000	Aaa*	Cowlitz County Washington School District, No 122 Longview, 5.500% due 12/1/19	1,387,763
2,000,000	AAA	Energy Northwest Washington Electric Revenue, (Project No. 3), Series A, FSA-Insured, 5.500% due 7/1/18 (c)	2,215,860

			3,603,623

Wisconsin - 1.1%
2,000,000	BBB	LaCrosse, WI Resource Recovery Revenue Refunding, (Northern States Power Co. Project), 6.000% due 11/1/21 (b) (c)	2,089,360

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
West Virginia - 0.1%
$135,000	AAA	Cabell, Putnam & Wayne Counties, WV Single-Family Residence Mortgage Revenue, FGIC-Insured, 7.375% due 4/1/10 (d)	$153,160

		TOTAL INVESTMENTS — 100.0% (Cost —$179,450,357**)	$188,215,571

(a)	All ratings are by Standard & Poor’s Ratings Service, except those which are identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)	Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for the new ratings.
(e)	Inverse floating rate security - coupon varies inversely with level of short-term tax-exempt interest rates.
(f)	Security is in default.
(g)	All or a portion of this security is held as collateral for open future contracts commitments.
(h)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(**)	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used:

ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CONNIE LEE	— College Construction Loan Insurance Association
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FLAIRS	— Floating Adjustable Interest Rate Securities
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Agency
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds

See pages 13 and 14 for definitions of ratings.

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

Summary of Investments by Purpose***

Hospital	23.3%
Education	18.2
Transportation	13.0
Water & Sewer	10.3
General Obligation	9.5
Miscellaneous	7.7
Industrial Development	5.6
Utilities	4.2
Pollution Control	3.2
Housing Multi-Family	3.1
Public Facilities	1.3
Housing Single Family	0.6

100.0%

***	As a percentage of total investments. Please note the Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds rated “C” are the lowest rated class of bonds, and issues as rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Intermediate Muni Fund, Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation - Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts - The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Investment Transactions. Investment transactions are recorded on the trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,593,847
Gross unrealized depreciation	(1,828,633)

Net unrealized appreciation	$8,765,214

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2004, the Fund had the following futures contracts:

	# of Contracts to Sell	Expiration Date	Basis Value	Market Value	Unrealized Loss
10 Year U.S. Treasury Note	500	Dec 04	$54,773,438	$56,109,375	$(1,335,937)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Intermediate Muni Fund, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date	November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date	November 26, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer
Date	November 26, 2004